Discontinued operations - Gain on disposal of subsidiaries (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal	€ 22,191
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash and cash equivalents	37,080
Net assets disposed of	(13,658)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(731)
Costs associated to the sale	(500)
Gain on disposal	€ 22,191